Subsequent Events	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE
10
. SUBSEQUENT EVENTS
On February 16, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and between the Company, Zero Carbon Merger Inc., a Delaware corporation and our direct, wholly owned subsidiary (“Merger Sub”), and Micromidas, Inc., a Delaware corporation doing business as Origin Materials (“Micromidas”).
Pursuant to the Merger Agreement, (i) the Company will domesticate from a Cayman Islands exempted company to a Delaware corporation (the “Domestication”) and (ii) Merger Sub will merge with and into Micromidas with Micromidas continuing as the surviving entity and a wholly owned subsidiary of the Company (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Proposed Business Combination”). In connection with the Domestication, the Company will change its name to “Origin Materials, Inc.” We refer to the Company following the Business Combination as “Origin.”
As a result of the Proposed Business Combination, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into a share of Class A common stock and Class B common stock of Artius, respectively, and then such shares will each convert into a share of common stock of Origin (“Common Stock”), and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will be exercisable by its terms to purchase an equal number of shares of Common Stock following the Business Combination.

The aggregate stock consideration to be distributed to Micromidas’s holders at the effective time of the Merger (the “Effective Time”) is

78,213,000
shares of Common Stock, which is subject to certain downward adjustments pursuant to the Merger Agreement. At the Effective Time, by virtue of the Merger and without any action on the part of the Company, Merger Sub, Micromidas or the holders of any of Micromidas’s securities:

(a)
each share of Micromidas common stock (“Micromidas Common Stock”), series A preferred stock (“Micromidas Series A Preferred Stock”), series B preferred stock (“Micromidas Series B Preferred Stock”) and series C preferred stock (“Micromidas Series C Preferred Stock”), in each case outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive a number of shares of Common Stock equal to the Common Exchange Ratio, Series A Exchange Ratio, Series B Exchange Ratio and Series C Exchange Ratio, respectively, each as defined in the Merger Agreement (subject to certain adjustments as described in the Merger Agreement);

(b)
any shares of Micromidas capital stock held in the treasury of Micromidas or owned by the Company, Merger Sub or Micromidas immediately prior to the Effective Time will be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto;

(c)
each issued and outstanding share of common stock of Merger Sub will be converted into and become one validly issued, fully paid and non-assessable
share of common stock of the surviving corporation in the Merger; and

(d)
each warrant to purchase Micromidas stock will terminate, be cancelled and cease to exist and will be deemed to have been exercised immediately prior to the closing of the Merger (the “Closing”) and settled in the applicable number of shares of Micromidas Series A Preferred Stock or Micromidas Series B Preferred Stock, as applicable, rounded down to the nearest whole share, and then treated in the manner described in (a), above;

(e)
each option to purchase Micromidas Common Stock that is outstanding under Micromidas’s 2010 Stock Incentive Plan and the 2020 Equity Incentive Plan (the “Equity Incentive Plans”) (each, a “Company Option”) held by a former employee or service provider of Micromidas, Inc. (each, a “Former Employee Option”) that is vested and outstanding immediately prior to the Effective Time shall be deemed to have been exercised, on a net exercise basis with respect to the applicable exercise price and any required withholding or employment taxes thereon, immediately prior to the Closing and settled in the applicable number of shares of Micromidas Common Stock, rounded down to the nearest whole share, and treated in accordance with clause (a) above. Each Former Employee Option that is unvested and outstanding immediately prior to the Effective Time shall be automatically cancelled at the Closing without the payment of consideration. From and after the Closing, except with respect to the holder’s right to receive Common Stock, if any, the Former Employee Option shall be cancelled and cease to be outstanding and the holder shall cease to have any rights with respect thereto;

(f)
each Company Option (other than a Former Employee Option), whether vested or unvested, will be assumed by Artius and converted into an option to purchase shares of Common Stock (each, a “Converted Option”) equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Micromidas Common Stock subject to such Company Option immediately prior to the Effective Time and (b) the Common Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Company Option immediately prior to the Effective Time divided by (ii) the Common Exchange Ratio; provided, however, that the exercise price and the number of shares of Common Stock purchasable pursuant to such Converted Options shall be determined in a manner consistent with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”); provided, further, however, that in the case of such Company Option to which Section 422 of the Code applies, the exercise price and the number of shares of Common Stock purchasable pursuant to such option shall be determined in accordance with the foregoing, subject to such adjustments in a manner consistent with Treasury Regulation
Section 1.424-1,
such that the Converted Option will not constitute a modification of such Company Option for purposes of Section 409A or Section 424 of the Code. Except as specifically provided above, following the Effective Time, each Converted Option shall continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Company Option immediately prior to the Effective Time. At or prior to the Effective Time, the Company shall take any actions that are necessary to effectuate the treatment of the Company Options pursuant to this paragraph.

As additional consideration for the Merger, after the Effective Time, Origin will issue to certain holders of Micromidas’s securities up to
25
million additional shares of Common Stock (the “Earnout Shares”) as follows: (i) one third of the Earnout Shares will be issued when the volume weighted average price of Common Stock (“VWAP”) equals or exceeds
$15.00 for 10 consecutive trading days during the three year period following the closing of the Proposed Business Combination, (ii)
one third
of the Earnout Shares will be issued when VWAP equals or exceeds $20.00 for 10 consecutive trading days during the four year period following the closing of the Proposed Business Combination, and (iii)
one third
of the Earnout Shares will be issued when VWAP equals or exceeds $25.00 for 10 consecutive trading days during the five year period following the closing of the Proposed Business Combination.
Under the Merger Agreement, the obligations of the parties to consummate the transactions contemplated thereby are subject to the satisfaction or waiver of certain customary closing conditions, including, the Company obtaining the requisite approval of its shareholders, which the company expects to seek at a special meeting of the Company. The Merger Agreement may be terminated at any time prior to the Closing by mutual written consent of the Company and Micromidas and, among other things, if the Proposed Business Combination has not occurred by August 31, 2021. As such, the Closing cannot be assured.
Concurrently with the execution of the Merger Agreement, the Company entered into the following agreements:

•
Subscription Agreements with certain qualified institutional buyers and accredited investors (collectively, the “Investors”), pursuant to which, among other things, the Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Investors, an aggregate of 20,000,000 newly issued shares of

Common Stock in connection with the closing of the Proposed Business Combination for aggregate gross proceeds of $200,000,000 (the “PIPE Placement”);

•
A Sponsor Letter Agreement, pursuant to which the Sponsor agreed to, among other things, (i) vote in favor of the Artius Stockholder Voting Matters (as defined in the Merger Agreement), (ii) pay any excess of Artius Transaction Expenses (as defined in the Merger Agreement) over the Artius Transaction Expense Cap (as defined in the Sponsor Letter Agreement), and (iii) subject 4,500,000 of its Class B ordinary shares to certain vesting and forfeiture provisions pursuant to the Sponsor Letter Agreement, as further described below under “Sponsor Letter Agreement”.

•
A Transaction Support Stockholder Support Agreement with Micromidas and certain stockholders of Micromidas pursuant to which the parties agreed, as promptly as practicable following the effectiveness of the proxy statement/prospectus relating to the approval by Artius shareholders of the Merger, to execute and deliver a written consent with respect to certain securities of Micromidas adopting the Merger Agreement and approving the Merger, delivered promptly, and in any event within one business day after (i) the registration statement related to the Merger is declared effective and (ii) the Company has requested such delivery. The securities of Micromidas owned by its stockholders who are party to the Company Transaction Stockholder Support Agreements and subject to such the agreements are sufficient to approve the adoption of the Merger Agreement.

•
A
Lock-up
Agreement, pursuant to which the Sponsor, certain executive officers and directors of Micromidas and certain existing stockholders of Micromidas agreed to restrict, among other things, the transfer of Company securities held by such holders immediately following the Closing until the earliest to occur of (i) 365 days after the date of the Closing, (ii) the first day after the date on which the closing price of the Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the date of the Closing, or (iii) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction after the Closing date that results in all of the public stockholders of the Company having the right to exchange their shares of Common Stock for cash, securities or other property.